ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY	12 Months Ended
Dec. 31, 2023
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rules 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries. Such investment is presented on the separate condensed balance sheets of the Company as “Deficit in subsidiaries”. The Company, its subsidiaries, the VIEs and the VIEs’ subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s (loss)/income from its subsidiaries is reported as “(Loss)/income from subsidiaries” in the condensed financial statements.

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (CONTINUED)

As of December 31, 2022 and 2023, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company.

CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2022 AND 2023
	As of December 31,
	2022	2023
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	93,673	70,544
Short-term investments	91,339	—
Amounts due from Sound Group Companies	359,675	471,614
Prepayments and other current assets	2,313	1,697
Total current assets	547,000	543,855
Non-current assets:
Deficit in subsidiaries	(130,257)	(149,402)
Total non-current assets	(130,257)	(149,402)
TOTAL ASSETS	416,743	394,453
LIABILITIES
Current liabilities:
Salary and welfare payable	2,487	2,066
Accrued expenses and other current liabilities	1,683	13,016
Amounts due to Sound Group Companies	15,944	79,896
Total current liabilities	20,114	94,978

Non-current liabilities:
Other non-current liabilities	3,952	—
Total non-current liabilities	3,952	—
TOTAL LIABILITIES	24,066	94,978

SHAREHOLDERS’ EQUITY:
Class A Ordinary shares (US$0.0001 par value, 1,268,785,000 shares authorized, 818,962,260 shares issued and 803,607,050 shares outstanding as of December 31, 2022; 1,268,785,000 shares authorized, 838,962,260 shares issued and 819,084,610 shares outstanding as of December 31, 2023).	543	557
Class B Ordinary shares (US$0.0001 par value, 231,215,000 shares authorized, issued and outstanding as of December 31, 2022 and December 31, 2023, respectively).	168	168
Treasury stock	(10)	(958)
Other shareholders’ equity	391,976	299,708
TOTAL Sound Group Inc.’s SHAREHOLDERS’ EQUITY	392,677	299,475
TOTAL LIABILITIES AND Sound Group Inc.’s SHAREHOLDERS’ EQUITY	416,743	394,453

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (CONTINUED)

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Total Operating expenses	(19,010)	(15,966)	(107,380)

Other expenses:
(Loss)/income from subsidiaries	(109,046)	100,300	(14,852)
Others, net	806	2,183	(4,419)
Net (loss)/income	(127,250)	86,517	(126,651)
Net (loss)/income attributable to the Sound Group Inc.’s ordinary shareholders	(127,250)	86,517	(126,651)
Net (loss)/income	(127,250)	86,517	(126,651)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	(7,848)	24,314	3,366
Total other comprehensive (loss)/income	(7,848)	24,314	3,366
Total comprehensive (loss)/income to the Sound Group Inc.’s ordinary shareholders	(135,098)	110,831	(123,285)

CONDENSED STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2021, 2022 and 2023
	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Net cash used in operating activities	(15,728)	(11,752)	(103,250)

Net cash used in investing activities
Cash paid for investments in subsidiaries	(83,661)	(50,204)	(114,911)
Other investing activities	—	(91,022)	91,022
Cash repayment from Group companies	—	3,677	21,466
Net cash used in investing activities	(83,661)	(137,549)	(2,423)

Net cash generated from financing activities
Capital contribution and loans received from Group companies	—	—	80,000
Proceeds from issuance of ordinary shares	183,188	—	—
Proceeds from exercise of vested share options	3	5	5
Net cash generated from financing activities	183,191	5	80,005

Effect of exchange rate changes on cash and cash equivalents	(4,291)	18,190	2,539

Net increase/(decrease) in cash and cash equivalents	79,511	(131,106)	(23,129)
Cash and cash equivalents at beginning of the year	145,268	224,779	93,673
Cash and cash equivalents at end of the year	224,779	93,673	70,544